Lease liabilities - Contractual maturities (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Carrying value	$ 607,183	$ 601,994
Total contractual cash flows	$ 1,216,159	1,181,459
Average remaining lease term	12 years 7 months 6 days
Within one year
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	$ 105,208	101,709
2-3 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	201,051	193,434
4-5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	186,957	180,895
Over 5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	$ 722,943	$ 705,421